Investments in associates and joint ventures (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Banco Rci Brasil Sa Current Company Name Of Rci Brasil Leasing [Member] | Jointly Controlled By Banco Santander [Member]
IfrsStatementLineItems [Line Items]
Name of joint venture	Banco RCI Brasil S.A.
Activity	Bank
Country	Brasil
Equity interest	39.89%	39.89%
Estruturadora Brasileira De Projetos S A [Member] | Jointly Controlled By Banco Santander [Member]
IfrsStatementLineItems [Line Items]
Name of joint venture	Estruturadora Brasileira de Projetos S.A. - EBP
Activity	Other Activities
Country	Brasil
Equity interest	11.11%	11.11%
Gestora De Inteligencia De Credito [Member] | Jointly Controlled By Banco Santander [Member]
IfrsStatementLineItems [Line Items]
Name of joint venture	Gestora de Inteligência de Crédito
Activity	Credit Bureau
Country	Brasil
Equity interest	15.56%	15.56%
Hyundai Corretora De Seguros [Member] | Jointly Controlled By Santander Sa Servios Tcnicos Administrativos De Corretagem De Seguros Santander Servios [Member]
IfrsStatementLineItems [Line Items]
Name of joint venture	Hyundai Corretora de Seguros
Activity	Insurance Brokerage
Country	Brasil
Equity interest	50.00%	50.00%
Loop Gestao De Patios S A [Member] | Subsidiary Of Webmotors S A [Member]
IfrsStatementLineItems [Line Items]
Name of joint venture	Loop Gestão de Pátios S.A. (Loop)
Activity	Services
Country	Brasil
Equity interest	51.00%	51.00%
Car 10 Tecnologiae Informacao S A [Member] | Subsidiary Of Webmotors S A [Member]
IfrsStatementLineItems [Line Items]
Name of joint venture	Car10 Tecnologia e Informação S.A. (Car10)
Activity	Technology
Country	Brasil
Equity interest	66.67%	66.67%
Pag 10 Fomento Mercantil Ltda [Member] | Subsidiary Of Car 10 Tecnologiae Informacao S A [Member]
IfrsStatementLineItems [Line Items]
Name of joint venture	Pag10 Fomento Mercantil Ltda.
Activity	Technology
Country	Brasil
Equity interest	100.00%	100.00%
Tbnet Comercio Locacaoe Administracao Ltda [Member] | Subsidiary Of Tecnologia Bancaria S A [Member]
IfrsStatementLineItems [Line Items]
Name of joint venture	Tbnet Comércio, Locação e Administração Ltda. (Tbnet)
Activity	Other Activities
Country	Brasil
Equity interest	100.00%	100.00%
TecBan Servicos Integrados Ltda [Member] | Subsidiary Of Tecnologia Bancaria S A [Member]
IfrsStatementLineItems [Line Items]
Name of joint venture	TecBan Serviços Integrados Ltda.
Activity	Other Activities
Country	Brasil
Equity interest	100.00%	100.00%
Tbforte Segurancae Transporte De Valores Ltda [Member] | Subsidiary Of Tbnet [Member]
IfrsStatementLineItems [Line Items]
Name of joint venture	Tbforte Segurança e Transporte de Valores Ltda. (Tbforte)
Activity	Other Activities
Country	Brasil
Equity interest	100.00%	100.00%
Nuclea S A [Member] | Significant Influence Of Banco Santander [Member]
IfrsStatementLineItems [Line Items]
Name of joint venture	Núclea S.A.
Activity	Other Activities
Country	Brasil
Equity interest	17.53%	17.53%
Pluxee Beneficios Brasil S A [Member] | Significant Influence Of Banco Santander [Member]
IfrsStatementLineItems [Line Items]
Name of joint venture	Pluxee Beneficios Brasil S.A. (3)
Activity	Benefits
Country	Brasil
Equity interest	20.00%
Santander Auto S A [Member] | Jointly Controlled By Banco Santander [Member]
IfrsStatementLineItems [Line Items]
Name of joint venture	Santander Auto S.A.
Activity	Other Activities
Country	Brasil
Equity interest	50.00%	50.00%
Tecnologia Banc?ria S.A. - TECBAN [Member] | Significant Influence Of Santander Corretora De Seguros [Member]
IfrsStatementLineItems [Line Items]
Name of joint venture	Tecnologia Bancária S.A. - TECBAN
Activity	Other Activities
Country	Brasil
Equity interest	18.98%	18.98%
C S D Central De Servicos De Registre Deposito Aos Mercados Financeiroe De Capitais S A [Member] | Significant Influence Of Santander Corretora De Seguros [Member]
IfrsStatementLineItems [Line Items]
Name of joint venture	CSD Central de Serviços de Registro e Depósito aos Mercados Financeiro e de Capitais S.A
Activity	Other Activities
Country	Brasil
Equity interest	20.00%	20.00%
Biomas Servicos Ambientais Restauracaoe Carbono S A [Member] | Significant Influence Of Santander Corretora De Seguros [Member]
IfrsStatementLineItems [Line Items]
Name of joint venture	Biomas - Serviços Ambientais, Restauração e Carbono S.A.
Activity	Other Activities
Country	Brasil
Equity interest	16.66%	16.67%
Webmotors S A [Member] | Significant Influence Of Santander Corretora De Seguros [Member]
IfrsStatementLineItems [Line Items]
Name of joint venture	Webmotors S.A.
Activity	Other Activities
Country	Brasil
Equity interest	30.00%	30.00%